Early Deposit Mineral Stream Interests	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Early Deposit Mineral Stream Interests
13.	Early Deposit Mineral Stream Interests
Early deposit mineral stream interests represent agreements relative to early stage development projects whereby Wheaton can choose not to proceed with the agreement once certain documentation has been received including, but not limited to, feasibility studies, environmental studies and impact assessment studies (please see Note 25 for more information). Once Wheaton has elected to proceed with the agreement, the carrying value of the stream will be transferred to Mineral Stream Interests.
The following table summarizes the early deposit mineral stream interests owned by the Company as of June 30, 2025.

						Attributable Production to be Purchased

Early Deposit Mineral Stream Interests	Mine Owner	Location of Mine	Upfront Consideration Paid to Date 1	Upfront Consideration to be Paid 1, 2	Total Upfront Consideration¹	Gold	Silver	Term of Agreement

Toroparu	Aris Mining	Guyana	$15,500	$138,000	$153,500	10%	50%	Life of Mine

Cotabambas	Panoro	Peru	14,000	126,000	140,000	25% ³	100% ³	Life of Mine

Kutcho	Kutcho	Canada	16,852	58,000	74,852	100%	100%	Life of Mine

			$46,352	$322,000	$368,352

1)	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
2)	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.
3)
Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.